ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - CNY (¥)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	¥ 242,081,504	¥ 300,623,051
Allowance for doubtful accounts	(6,519,594)	(4,991,223)	¥ (2,254,798)	¥ (1,503,621)
Accounts receivable, net	¥ 235,561,910	¥ 295,631,828